Litigation, regulatory and similar matters (Tables)	6 Months Ended
Jun. 30, 2023
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]

Provisions for litigation, regulatory and similar matters

by business division and in Group Functions
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management Investment Bank Group Functions Total
Balance as of 31 December 2022 1,182 159 8 308 928 2,586
Balance as of 31 March 2023 1,193 161 8 351 1,594 3,306
Increase in provisions recognized in the income statement 35 0 1 20 0 56
Release of provisions recognized in the income statement (1) 0 0 0 0 (1)
Provisions used in conformity with designated purpose (37) 0 (1) (45) 0 (83)
Foreign currency translation / unwind of discount 7 1 0 1 1 10
Balance as of 30 June 2023 1,196 162 8 327 1,595 3,289
1 Provisions, if any, for the matters described in item 3 of this Note are recorded in Global Wealth Management,

and provisions, if any, for the matters described in item 2 are recorded in Group Functions.

Provisions,
if any, for

the matters described in

items 1 and 5

of this Note are

allocated between Global

Wealth Management and

Personal & Corporate

Banking, and provisions,

if any, for

the matters described

in item 4 are
allocated between the Investment Bank and Group Functions.